Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollar amounts in thousands)	2021	2020

Current payable	$4,466	$2,749
Deferred	(401)	(1,348)

Total provision	$4,065	$1,401

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollar amounts in thousands)	2021	2020

Deferred tax assets:
Allowance for loan and lease losses	$3,012	$2,826
Supplemental retirement plan	608	482
Investment security basis adjustment	18	18
Nonaccrual interest income	350	355
Accrued compensation	293	244
Lease liability	1,161	1,173
Gross deferred tax assets	5,442	5,098

Deferred tax liabilities:
Premises and equipment	632	709
Net unrealized gain on AFS securities	920	1,139
Net unrealized gain on equity securities	85	41
FHLB stock dividends	139	139
Intangibles	450	414
Mortgage servicing rights	114	100
Deferred origination fees, net	34	50
Acquisition fair value adjustments	249	278
Right of use assets	1,126	1,151
Other	-	4
Gross deferred tax liabilities	3,749	4,025

Net deferred tax assets	$1,693	$1,073

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollar amounts in thousands)	2021		2020
		% of		% of
		Pretax		Pretax
	Amount	Income	Amount	Income

Provision at statutory rate	$4,766	21.0%	$2,047	21.0%
Tax-exempt income	(703)	(3.1)%	(669)	(6.9)%
Other	2	-%	23	0.3%

Actual tax expense and effective rate	$4,065	17.9%	$1,401	14.4%